Consolidated Statement of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Core Deposits [Member]
NONINTEREST EXPENSE
Core deposit intangible amortization	$ 10	$ 10	$ 20	$ 20
Interest and fees on loans	6,317	5,842	12,490	11,685
Interest-bearing deposits in other institutions	15	12	27	20
Federal funds sold	5	5	9	8
Taxable interest	290	379	630	774
Tax-exempt interest	750	805	1,540	1,564
Dividends on stock	28	23	57	50
Total interest income	7,405	7,066	14,753	14,101
Deposits	889	874	1,744	1,705
Short-term borrowings	115	33	235	70
Other borrowings	20	23	37	46
Trust preferred securities	42	60	75	52
Total interest expense	1,066	990	2,091	1,873
NET INTEREST INCOME	6,339	6,076	12,662	12,228
Provision for loan losses	105		210	105
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,234	6,076	12,452	12,123
Service charges on deposit accounts	491	470	938	911
Investment securities gains, net	252	22	303	46
Earnings on bank-owned life insurance	97	92	196	161
Gain on sale of loans	106	120	193	173
Other income	227	258	452	467
Total noninterest income	1,173	962	2,082	1,758
Salaries and employee benefits	2,283	2,560	5,063	4,920
Occupancy expense	292	291	627	640
Equipment expense	210	241	479	457
Data processing costs	322	261	594	511
Ohio state franchise tax	162	75	262	150
Federal deposit insurance expense	132	120	264	232
Professional fees	218	277	510	596
Loss (gain) on other real estate owned	56	(40)	68	48
Advertising expense	203	195	398	391
Other real estate expense	85	268	131	333
Directors fees	121	127	228	245
Appraiser fees	119		220
ATM fees	98	88	194	172
Other expense	604	744	1,195	1,313
Total noninterest expense	4,915	5,217	10,253	10,028
Income before income taxes	2,492	1,821	4,281	3,853
Income taxes	566	316	868	720
NET INCOME	$ 1,926	$ 1,505	$ 3,413	$ 3,133
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.94	$ 0.73	$ 1.74	$ 1.52
Diluted (in dollars per share)	0.94	0.73	1.73	1.52
Cash dividends (in dollars per share)	$ 0.27	$ 0.27	$ 0.54	$ 0.53